Accounts Payable and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Other Liabilities
Accounts Payable and Other Liabilities
Accounts payable and other liabilities, as of March 31, 2019 and December 31, 2018, consisted of the following (amounts in thousands):

	March 31, 2019	December 31, 2018
Accounts payable and accrued expenses	$10,135	$9,188
Accrued interest expense	3,129	3,219
Accrued property taxes	2,299	2,309
Distributions payable to stockholders	7,315	7,317
Tenant deposits	875	875
Deferred rental income	6,431	6,647
Derivative liabilities	827	—
	$31,011	$29,555

Accounts Payable and Other Liabilities
Accounts payable and other liabilities, as of December 31, 2018 and 2017, consisted of the following (amounts in thousands):

	December 31, 2018	December 31, 2017
Accounts payable and accrued expenses	$9,188	$13,220
Accrued interest expense	3,219	2,410
Accrued property taxes	2,309	1,532
Distributions payable to stockholders	7,317	6,566
Tenant deposits	875	682
Deferred rental income	6,647	3,277
Derivative liabilities	—	22
	$29,555	$27,709